FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance		$ 13,703,000
Initial measurement on March 9, 2021			$ 18,914,000
Change in fair value		5,597,000	(5,211,000)
Transfer to Level 1		(11,500,000)
Transfer to Level 2		(7,800,000)
Fair value ending balance			13,703,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance		5,538,000
Initial measurement on March 9, 2021			7,644,000
Change in fair value		2,262,000	(2,106,000)
Transfer to Level 2		(7,800,000)
Fair value ending balance			5,538,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value beginning balance		8,165,000
Initial measurement on March 9, 2021			11,270,000
Change in fair value		3,335,000	(3,105,000)
Transfer to Level 1		$ (11,500,000)
Fair value ending balance			$ 8,165,000
Level 1 | Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of transfers in or out of Level 3	$ 11,500,000			$ 11,500,000
Level 2 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of transfers in or out of Level 3	$ 0			$ 7,800,000